UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Top Flight Fund
	Schedule of Investments
	June 30, 2008

Shares		Fair Value

COMMON STOCKS - 51.09%

Agricultural Production - Crops - 1.70%
7,100	Fresh Del Monte Produce, Inc. *	$ 167,347

Bituminous Coal & Lignite Mining - 3.62%
4,600	BHP Billiton Plc	356,408

Deep Sea Foreign Transportation or Freight - 2.35%
2,900	Overseas Shipholding Group, Inc.	230,608

Electric & Other Services Combined - 2.28%
5,300	Ameren Corp.	223,819

Electric Services - 4.41%
10,700	El Paso Electic Co. *	211,860
7,000	Oge Energy Corp.	221,970
		433,830
Gold & Silver Ores - 4.91%
8,200	Barrick Gold Corp.	373,100
40,000	Northgate Minerals Corp. *	110,000
		483,100
Hospital & Medical Service Plans - 2.22%
8,300	United Healthcare Corp.	217,875

Metal Mining - 1.38%
22,300	Lundin Mining Corp. *	135,361

Miscellaneous Furniture & Fixtures - 2.31%
5,700	Kinetic Concepts, Inc. *	227,487

Miscellaneous Metal Ores - 3.27%
16,500	Thompson Creek Metals Co., Inc. *	321,750

National Commercial Banks - 0.17%
1,400	Fnb Corp.	16,492

Pharmaceutical Preparations - 5.25%
7,700	Forest Laboratories, Inc. Class A *	267,498
6,600	Merck & Co., Inc.	248,754
		516,252
Primary Smelting & Refining of Nonferrous Metals - 3.02%
16,400	Alumina Ltd.	297,168

Radio & TV Broadcasting & Communications - 2.22%
8,900	Nokia Corp.	218,050

Savings Institutions Federally Chartered - 0.46%
2,500	Washington Federal, Inc.	45,250

Services-Miscellaneous Health & Allied Services - 2.15%
29,900	Nighthawk Radiology Holdings, Inc. *	211,692

Telephone Communications - 3.89%
6,400	AT&T Corp.	215,616
11,500	Turkcell Iletism Hizmetleri A S	167,325
		382,941
Water Transportation - 2.58%
3,900	Tidewater, Inc.	253,617

Wholesale-Farm Product Raw Material - 2.90%
7,000	Anderson, Inc.	284,970

TOTAL FOR COMMON STOCKS (Cost $5,177,655) - 51.09%		$ 5,024,017

SHORT TERM INVESTMENTS - %
10,417,968	UMB Bank Money Market Fiduciary 0.98% ** (Cost $10,417,968)	10,417,968

TOTAL INVESTMENTS (Cost $3,672,038) - 100.88%		$ 10,767,344

LIABILITIES IN EXCESS OF OTHER ASSETS - (.88)%		(933,648)

NET ASSETS - 100.00%		$ 9,833,696

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at June 30, 2008.

	Top Flight Fund
	Securities Sold Short
	June 30, 2008

Shares		Fair Value

3,300	Arbitron, Inc.	156,750
6,200	Avatar Holdings, Inc. *	187,798
7,600	Blackboard, Inc. *	290,548
9,800	Clear Channel Outdoor Holdings, Inc. *	174,734
15,200	Crompton & Knowles Corp.	198,512
25,500	Cyberguard Corp. *	202,470
7,600	Delta Petroleum Corp. *	193,952
56,400	Entrust, Inc. *	165,816
11,300	GSI Commerce, Inc. *	154,019
30,300	GTE Corp. *	241,491
55,000	Ivanhoe Energy, Inc. *	195,800
34,000	Kodiak Oil & Gas Corp. *	155,040
47,600	Krispy Kreme Doughnuts, Inc. *	237,524
2,900	Lamar Advertising Co. *	104,487
17,400	Lions Gate Entertainment Corp. *	180,264
20,400	Louisiana Pacific Corp.	173,196
70,500	Powerwave Technologies, Inc. *	299,625
4,300	Salesforce Com, Inc. *	293,389
37,400	Silicon Image, Inc. *	271,150
12,500	Sinclair Broadcast Group, Inc.	95,000
4,000	Teekay Shipping Corp.	180,720
4,400	Ultimate Software Group, Inc. *	156,772
11,100	Ultratech, Inc. *	172,272
11,200	Volterra Semiconductor Corp. *	193,312
		4,674,641

TOTAL FOR SECURITIES SOLD SHORT (Cost $4,533,038) - 47.56%		$ 4,674,641

1. SECURITY TRANSACTIONS
At December 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,723,137 amounted to $36,224 which consisted of aggregate gross unrealized appreciation of
$121,656 and aggregate gross unrealized depreciation of $157,880.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 9,698,658	$ -
Level 2 - Other significant observable inputs		10,417,968	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 20,116,626	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 19, 2008

* Print the name and title of each signing officer under his or her signature.